Share based compensation - VRS 2021 (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
2021 VRSUP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days regarding cash payments to be received	5 days
Expense from share-based payment transactions with employees	$ 34,500,000
Equity Settled Restricted Stock Units 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs	14.35
Cash Settled Restricted Stock Units 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value, RSUs	5.70
Expense from share-based payment transactions with employees	$ 20,500,000